Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2015
Information about Pension Plan

Information about the pension plan is as follows:

	2015	2014
Change in benefit obligation:
Beginning benefit obligation	$16,953	$18,456
Service cost	—	306
Interest cost	604	639
Curtailment gain	—	(4,039)
Settlement loss	117	55
Actuarial (gain)/loss	(6)	3,007
Benefits paid	(1,340)	(1,471)

Ending benefit obligation	16,328	16,953

Change in plan assets, at fair value:
Beginning plan assets	16,184	15,466
Actual return	129	703
Employer contribution	700	1,515
Benefits paid	(1,340)	(1,471)
Administrative expenses	(26)	(29)

Ending plan assets	15,647	16,184

Funded status at end of year	$(681)	$(769)

Components of Net Periodic Pension Expense

The components of net periodic pension expense were as follows:

	2015	2014	2013
Service cost	$—	$306	$1,204
Interest cost	604	639	884
Expected return on plan assets	(1,088)	(1,021)	(965)
Net amortization and deferral	270	334	698

Net periodic pension cost (benefit)	$(214)	$258	$1,821

Net loss (gain) recognized in other comprehensive loss	412	(1,228)	(4,406)

Total recognized in net periodic benefit cost and other comprehensive loss (before tax)	$198	$(970)	$(2,585)

Schedule of Target Allocation and Expected Long-Term Rate of Return by Asset Category

The Company’s pension plan asset allocation at year-end 2015 and 2014 and target allocation for 2016 by asset category are as follows:

		Percentage of Plan
	Target	Assets
	Allocation	at Year-end
Asset Category	2016	2015	2014
Equity securities	20-50%	48.2%	46.7%
Debt securities	30-60	47.0	48.3
Money market funds	20-30	4.8	5.0

Total		100.0%	100.0%

Plan's Assets at Fair Value Hierarchy

The following tables set forth by level, within the fair value hierarchy, the pension plan’s assets at fair value as of December 31, 2015 and 2014:

	December 31, 2015
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$94	$—	$—	$94
Bond mutual funds	23	—	—	23
Common/collective trust:
Bonds	7,338	—	—	7,338
Equities	6,315	—	—	6,315
Equity market funds:
International	357	—	—	357
Large cap	1,155	—	—	1,155
Mid cap	242	—	—	242
Small cap	123	—	—	123

Total assets at fair value	$15,647	$—	$—	$15,647

	December 31, 2014
	Level 1	Level 2	Level 3	Total
Assets:
Cash	$3	$—	$—	$3
Money market funds	91	—	—	91
Bond mutual funds	23	—	—	23
Common/collective trust:
Bonds	7,802	—	—	7,802
Equities	6,383	—	—	6,383
Equity market funds:
Commodity mutual funds	19	—	—	19
International	342	—	—	342
Large cap	1,150	—	—	1,150
Mid cap	253	—	—	253
Small cap	118	—	—	118

Total assets at fair value	$16,184	$—	$—	$16,184

Summary of Expected Benefit Payments	Expected benefit payments, which reflect expected future service, are as follows:

2016	$1,520
2017	1,820
2018	528
2019	1,367
2020	1,033
2021 through 2025	5,565

Total	$11,833

Benefit Obligations [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations

The weighted average assumptions used to determine benefit obligations at year-end were as follows:

	2015	2014	2013
Discount rate on benefit obligation	4.16%	3.69%	4.38%
Long-term rate of return on plan assets	7.00%	7.00%	7.00%
Rate of compensation increase	0.00%	0.00%	3.00%

Net Periodic Pension Cost [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations

The weighted average assumptions used to determine net periodic pension cost were as follows:

	2015	2014	2013
Discount rate on benefit obligation	3.69%	4.38%	3.72%
Long-term rate of return on plan assets	7.00%	7.00%	7.00%
Rate of compensation increase	0.00%	3.00%	3.00%